Note 24 - Taxes (Details Textual) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Deferred tax liability (asset) at end of period	$ 0	$ 0
Non-capital losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	27,198,000	$ 23,766,000
Deferred tax liability (asset) at end of period
CANADA
Statement Line Items [Line Items]
Total average effective tax rate	26.50%	26.25%
TANZANIA, UNITED REPUBLIC OF
Statement Line Items [Line Items]
Total average effective tax rate	30.00%	30.00%
TANZANIA, UNITED REPUBLIC OF | Non-capital losses [member]
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 17,544,000	$ 15,480,000